SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	3,426,696
Share options expired	4,989	6,510	68,958
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options vested	621,669
Share options expired	1,830